Organization, Business Operation, Liquidity and Capital Resources	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Business Operation, Liquidity and Capital Resources
Organization, Business Operation, Liquidity and Capital Resources

Note 1-Organization, Business Operation, Liquidity and Capital Resources

BurTech Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on March 2, 2021, for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

The Company has one wholly owned inactive subsidiary, Burtech Merger Sub Inc. (the “Merger Sub”), a Delaware corporation, formed on December 6, 2023.

As of September 30, 2024, the Company had not commenced any operations. All activity for the period from March 2, 2021 (inception) through September 30,2024 relates to the Company’s formation and the Initial Public Offering (the “IPO”). The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is BurTech LP LLC, (the “Sponsor”).

The registration statement for the Company’s IPO was declared effective on December 10, 2021 (the “Effective Date”). On December 15, 2021, the Company completed the IPO of 28,750,000 units, including 3,750,000 units from the full exercise of the overallotment option by the underwriters, at $10.00 per unit (the “Units”), which is discussed in Note 3 (the “Initial Public Offering”). Each Unit consists of one Class A common stock and one redeemable warrant (the “Public Warrants”). Each whole warrant entitles the holder to purchase one Class A common stock at a price of $11.50 per share.

Simultaneously with the consummation of the IPO, the Company consummated the private placement of 898,250 units (the “Private Placement Units”) to the Sponsor, including 93,750 units from the full exercise of the overallotment option by the underwriters, at a price of $10.00 per units, generate an aggregate of $8,982,500 proceeds.

Transaction costs amounted to $16,919,619 consisting of $2,875,000 of underwriting commissions, $10,062,500 of deferred underwriting commissions, $3,456,652 fair value of class A shares issued to the underwriters and $525,467 of other offering costs. In addition, $1,539,541 of cash was held outside of the Trust Account (as defined below) and is available for working capital purposes. The Underwriting Agreement was amended subsequent to the balance sheet date, refer to Note 9.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the Private Placement Units, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less deferred underwriting commissions).

Nasdaq rules require that a company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the trust account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the trust account) at the time of the Company’s signing a definitive agreement in connection with the initial Business Combination. The board of directors will make the determination as to the fair market value of the initial Business Combination. If the board of directors is not able to independently determine the fair market value of the initial Business Combination, the Company will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions with respect to the satisfaction of such criteria. While the Company considers it unlikely that the board of directors will not be able to make an independent determination of the fair market value of the initial Business Combination, it may be unable to do so if it is less familiar or experienced with the business of a particular target or if there is a significant amount of uncertainty as to the value of a target’s assets or prospects. Additionally, pursuant to Nasdaq rules, any initial Business Combination must be approved by a majority of the Company’s independent directors.

Following the closing of the IPO on December 15, 2021, $291,812,500 ($10.15 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Units was deposited into a trust account (the “Trust Account”) and will be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations and up to $100,000 of interest that may be used for the Company’s dissolution expenses, the proceeds from the IPO and the sale of the placement units held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (a) the completion of the initial Business Combination, (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s second amended and restated certificate of incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or certain amendments to the Company’s charter prior thereto or to redeem 100% of the public shares if the Company does not complete the initial Business Combination within 15 months from the closing of the IPO or (ii) with respect to any other provision relating to stockholders’ rights or pre-Business Combination activity, and (c) the redemption of the public shares if the Company is unable to complete the initial Business Combination within 15 months from the closing of the IPO, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) without a stockholder vote by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in the Company’s discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek stockholder approval under applicable law or stock exchange listing requirement.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the Trust Account is initially anticipated to be $10.15 per public share, however, there is no guarantee that investors will receive $10.15 per share upon redemption.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to the amended and restated certificate of incorporation which was adopted by the Company upon the consummation of the Initial Public Offering, and was amended by certificates of amendment on March 10, 2023 and December 11, 2023 (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a stockholder approval of the transactions is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules.

The shares of common stock subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company initially had only 15 months from the closing of the IPO (the “Combination Period”) to complete the initial Business Combination. The Company has extended the Combination Period in which the Company may complete the Initial Business Combination on March 10, 2023 (see below). If the Company is unable to complete the initial Business Combination within the Combination Period (and the stockholders have not approved an amendment to the Company’s charter extending this time period), the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) above to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless if the Company fails to complete the initial Business Combination within the Combination Period.

On February 24, 2023, the Company issued a press release stating that it has entered into a non-binding letter of intent for a potential business combination with CleanBay Renewables Inc., a late-stage enviro-tech company focused on the production of sustainable renewable natural gas, green hydrogen and natural controlled-release fertilizer.

On March 10, 2023, the Company and Sponsor entered into a non-redemption agreements (“Non-Redemption Agreements”) with one or more unaffiliated third party or parties in exchange for such third party or third parties agreeing not to redeem up to an aggregate of 4,597,648 shares of the Company’s Class A common stock sold in its initial public offering (“Non-Redeemed Shares”) in connection with the special meeting of the stockholders called by the Company (the “Special Meeting”), In exchange for the foregoing commitments not to redeem such Non-Redeemed Shares, the Sponsor has agreed to transfer to such third party or third parties up to an aggregate of 1,274,412 shares of the Company’s Class A common stock held by the Sponsor immediately following the consummation of an initial business combination if they continue to hold such Non-Redeemed Shares through the Special Meeting. During the Special Meeting the Shareholders approved an extension of time for the Company to consummate an initial business combination from March 15, 2023 to December 15, 2023 (the “Extension”), and to amend the Trust Management Agreement with Continental Stock & Transfer Company, dated as of December 10, 2021.

On March 10, 2023, the Company’s stockholders redeemed 22,119,297 shares. As a result, approximately $227.8 million (approximately $10.30 per share) was removed from the Company’s trust account to pay such holders. Following redemptions, the Company had 6,630,703 shares of Class A common stock outstanding, and approximately $68.0 million remained in the Company’s trust account.

On June 30, 2023, the Company’s non-binding letter of intent for a potential business combination with CleanBay Renewables Inc. expired. Following thorough initial negotiations, the Company has chosen not to pursue the business combination.

On October 11, 2023, the Company received a notification letter (the “Notice”) from the Listing Qualifications Department of NASDAQ indicating that it was not in compliance with Nasdaq Listing Rule 5450(a)(2) (the “Listing Rule”) for failing to maintain a minimum of 400 Total Holders for continued listing, which is required by the Nasdaq Global Market. The Notice has no immediate effect on the listing or trading of the Company’s common stock on the Nasdaq Global Market. The Notice states that the Company has 45 calendar days from the date of the Notice, or until November 27, 2023, to submit a plan to regain compliance with the Listing Rule, and if accepted, Nasdaq may grant the Company up to 180 calendar days from the date of the Notice, or until April 8, 2024, to regain compliance. BurTech submitted a plan to Nasdaq to regain compliance with the Listing Rule on November 27, 2023. On April 16, 2024, the Company reported 522 total holders of stock, meeting the minimum 400 total holders requirement for The Nasdaq Global Market as per Listing Rule 5450(a)(2). The Company has received confirmation of compliance from Staff on April 26, 2024, closing the matter.

On December 11, 2023 (the “Second Special Meeting”), the Company entered into an amendment to the investment management trust agreement dated as of December 10, 2021, with Continental Stock Transfer & Trust Company (the “Second Trust Amendment”). Pursuant to the Second Trust Amendment, the Company has the right to extend the time to complete a business combination twelve (12) times, each such extension for an additional one (1) month period (each an “Extension”), until December 15, 2024, by depositing into the Trust Account the lesser of $0.03 per unredeemed share of Class A common stock or $150,000 (the “Extension Payment”) for each one-month Extension. The Company’s stockholders redeemed 2,285,040 shares during the Second Special Meeting. As a result, approximately $24.5 million (approximately $10.74 per share) was removed from the Company’s trust account to pay such shareholders. This amount was removed from the Trust Account on January 5, 2024 to pay such shareholders. On January 16, 2024, February 9, 2024, and March 12, 2024, the Sponsor deposited $130,370 on each date into the Trust account to extend the life of the Company from January 15, 2024 to April 15, 2024.

On April 10, 2024, May 10, 2024, June 12, 2024, July 12, 2024, August 14, 2024, September 21, 2024 and October 15, 2024 the Sponsor deposited $130,370 on each date into the Trust account to extend the life of the Company from April 15, 2024 to November 15, 2024.

In addition, the Company has agreed that funds held in the Company’s trust account, including any interest thereon, will not be used to pay for any excise tax liabilities with respect to any future redemptions prior to or in connection with the Extension, an initial business combination or the liquidation of the Company. The Sponsor of the Company will pay the excise tax when it becomes due.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to any founder shares, placement shares and public shares held by them in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to any founder shares, placement shares and public shares held by them in connection with a stockholder vote to approve an amendment to the Company’s second amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or certain amendments to the Company’s charter prior thereto or to redeem 100% of the public shares if the Company does not complete the initial Business Combination within the Combination Period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any founder shares and placement shares held by them if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the prescribed time frame; and (iv) vote any founder shares held by them and any public shares purchased during or after the IPO (including in open market and privately-negotiated transactions) in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.15 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per public share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure you that the Sponsor would be able to satisfy those obligations.

On June 3, 2024, the Company received a notification letter from the Listing Qualifications Department of Nasdaq indicating that, as a result of the Company’s delay in filing its Quarterly Report on Form 10-Q for the period ended September 30, 2024 with SEC, the Company was not in compliance with the requirements for continued listing under Nasdaq Listing Rule 5250(c)(1).

The notification letter has no immediate effect on the listing or trading of the Company’s common stock on the Nasdaq Global Market. The Notice states that the Company has 60 calendar days from the date of the Notice, or August 2, 2024, to submit a plan to regain compliance with the Listing Rule. If Nasdaq accepts the Company’s plan to regain compliance, then Nasdaq may grant the Company up to 180 calendar days from the prescribed due date of the 10-Q, or November 8, 2024, to file the 10-Q to regain compliance.

On July 18, 2024, the Company and Blaize filed the registration statement Form S - 4 Related to Proposed Business Combination detailed above.

Liquidity and Going Concern

As of September 30, 2024, the Company had $66,621 in its restricted cash account and $49,915,251 in investments held in trust. Restricted cash is held exclusively for payment of current tax liabilities. As of September 30, 2024, $4,633,444 of the amount on deposit in the Trust Account represents interest income.

Our liquidity needs up to September 30, 2024 had been satisfied through a payment from our sponsor of $25,000 for the Founder Shares to cover certain offering costs, the loan under an unsecured promissory note from the Sponsor of $1,500,000, working capital advances from the Sponsor and the net proceeds from the consummation of the Initial Public Offering held outside of the trust account. As of September 30, 2024, the Company had $1,500,000 outstanding under a Convertible Promissory Note and $2,164,291 outstanding as advances from sponsor.

Until the consummation of a Business Combination, the Company will use the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination. The Company expects it will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and the Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

The Company was less than seven months from its mandatory liquidation as of the time of filing of Annual Report on Form 10-K and the Company has extended its liquidation date to December 15, 2024. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Codification Subtopic 205-40, “Presentation of Financial Statements – Going Concern,” Management has determined that the liquidity condition due to insufficient working capital, described above, and mandatory liquidation raises substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date the condensed consolidated financial statements are issued.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These condensed consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

The Company’s results of operations and ability to complete an initial business combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond the Company’s control. The Company’s business could be impacted by, among other things, downturns in the financial markets or in economic conditions, increases in oil prices, inflation, increases in interest rates, supply chain disruptions, declines in consumer confidence and spending, the ongoing effects of the COVID-19 pandemic, including reassurance and the emergence of new variants, and geopolitical instability, such as the military conflict in the Ukraine. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and the Company’s ability to complete an initial business combination.

Restricted cash, due from sponsor and trust payable

In accordance with the Trust agreement, the Company is permitted to withdraw funds from the trust account to pay its tax obligations, including income and franchise taxes. During the nine months ended September 30, 2024, the Company withdrew $43,564 from the trust account for the purposes of settling its current tax liabilities. During the year ended December 31, 2023 the Company identified that $318,888 was erroneously withdrawn from the trust account and used for operating expenses. The sponsor has committed to reimburse the Company for this amount, ensuring that the trust account will be made whole. The amounts due from the sponsor and related payable to the trust account at September 30, 2024 and December 31, 2023 amounted to $69,441 and $318,888, respectively. As of September 30, 2024 and December 31, 2023, the balance in restricted cash in the amount of $66,621 and $843,313, respectively, on the accompanying condensed consolidated balance sheets, represents amounts withheld from the trust account available exclusively for payment of current tax liabilities.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

BurTech Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on March 2, 2021, for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

The Company has one wholly owned inactive subsidiary, Burtech Merger Sub Inc. (the “Merger Sub”), a Delaware corporation, formed on December 6, 2023.

As of December 31, 2023, the Company had not commenced any operations. All activity for the period from March 2, 2021 (inception) through December 31, 2023 relates to the Company’s formation and the Initial Public Offering (the “IPO”). The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is BurTech LP LLC, (the “Sponsor”).

The registration statement for the Company’s IPO was declared effective on December 10, 2021 (the “Effective Date”). On December 15, 2021, the Company completed the IPO of 28,750,000 units, including 3,750,000 units from the full exercise of the overallotment option by the underwriters, at $10.00 per unit (the “Units”), which is discussed in Note 3 (the “Initial Public Offering”). Each Unit consists of one Class A common stock and one redeemable warrant (the “Public Warrants”). Each whole warrant entitles the holder to purchase one Class A common stock at a price of $11.50 per share.

Simultaneously with the consummation of the IPO, the Company consummated the private placement of 898,250 units (the “Private Placement Units”) to the Sponsor, including 93,750 units from the full exercise of the overallotment option by the underwriters, at a price of $10.00 per units, generate an aggregate of $8,982,500 proceeds.

Transaction costs amounted to $16,919,619 consisting of $2,875,000 of underwriting commissions, $10,062,500 of deferred underwriting commissions, $3,456,652 fair value of class A shares issued to the underwriters and $525,467 of other offering costs. In addition, $1,539,541 of cash was held outside of the Trust Account (as defined below) and is available for working capital purposes.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the Private Placement Units, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less deferred underwriting commissions).

Nasdaq rules require that a company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the trust account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the trust account) at the time of the Company’s signing a definitive agreement in connection with the initial Business Combination. The board of directors will make the determination as to the fair market value of the initial Business Combination. If the board of directors is not able to independently determine the fair market value of the initial Business Combination, the Company will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions with respect to the satisfaction of such criteria. While the Company considers it unlikely that the board of directors will not be able to make an independent determination of the fair market value of the initial Business Combination, it may be unable to do so if it is less familiar or experienced with the business of a particular target or if there is a significant amount of uncertainty as to the value of a target’s assets or prospects. Additionally, pursuant to Nasdaq rules, any initial Business Combination must be approved by a majority of the Company’s independent directors.

Following the closing of the IPO on December 15, 2021, $291,812,500 ($10.15 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Units was deposited into a trust account (the “Trust Account”) and will be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations and up to $100,000 of interest that may be used for the Company’s dissolution expenses, the proceeds from the IPO and the sale of the placement units held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (a) the completion of the initial Business Combination, (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s second amended and restated certificate of incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or certain amendments to the Company’s charter prior thereto or to redeem 100% of the public shares if the Company does not complete the initial Business Combination within 15 months from the closing of the IPO or (ii) with respect to any other provision relating to stockholders’ rights or pre-Business Combination activity, and (c) the redemption of the public shares if the Company is unable to complete the initial Business Combination within 15 months from the closing of the IPO, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) without a stockholder vote by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in the Company’s discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek stockholder approval under applicable law or stock exchange listing requirement.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the Trust Account is initially anticipated to be $10.15 per public share, however, there is no guarantee that investors will receive $10.15 per share upon redemption.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to the amended and restated certificate of incorporation which was adopted by the Company upon the consummation of the Initial Public Offering, and was amended by certificates of amendment on March 10, 2023 and December 11, 2023 (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a stockholder approval of the transactions is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules.

The shares of common stock subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company initially had only 15 months from the closing of the IPO (the “Combination Period”) to complete the initial Business Combination. The Company has extended the Combination Period in which the Company may complete the Initial Business Combination on March 10, 2023 (see below). If the Company is unable to complete the initial Business Combination within the Combination Period (and the stockholders have not approved an amendment to the Company’s charter extending this time period), the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) above to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless if the Company fails to complete the initial Business Combination within the Combination Period.

On February 24, 2023, the Company issued a press release stating that it has entered into a non-binding letter of intent for a potential business combination with CleanBay Renewables Inc., a late-stage enviro-tech company focused on the production of sustainable renewable natural gas, green hydrogen and natural controlled-release fertilizer.

In March 2023, the Company and Sponsor entered into non-redemption agreements (“Non-Redemption Agreements”) with various unaffiliated third parties in exchange for such third parties agreeing not to redeem up to an aggregate of 4,597,648 shares of the Company’s Class A common stock sold in its initial public offering (“Non-Redeemed Shares”) in connection with the special meeting of the stockholders called by the Company held on March 10, 2023 (the “Special Meeting”). In exchange for the foregoing commitments not to redeem such Non-Redeemed Shares, the Sponsor has agreed to transfer to such third parties up to an aggregate of 1,274,412 shares of the Company’s Class A common stock held by the Sponsor immediately following the consummation of an initial business combination if they continue to hold such Non-Redeemed Shares through the Special Meeting. During the Special Meeting the Shareholders approved an extension of time for the Company to consummate an initial business combination from March 15, 2023 to December 15, 2023 (the “Extension”), and to amend the Trust Management Agreement with Continental Stock & Transfer Company, dated as of December 10, 2021.

On March 10, 2023, the Company’s stockholders redeemed 22,119,297 shares. As a result, approximately $227.8 million (approximately $10.30 per share) was removed from the Company’s trust account to pay such holders. Following redemptions, the Company had 6,630,703 shares of Class A common stock outstanding, and approximately $68.0 million remained in the Company’s trust account.

On June 30, 2023, the Company’s non-binding letter of intent for a potential business combination with CleanBay Renewables Inc. expired. Following thorough initial negotiations, the Company has chosen not to pursue the business combination.

On October 11, 2023, the Company received a notification letter (the “Notice”) from the Listing Qualifications Department of NASDAQ indicating that it was not in compliance with Nasdaq Listing Rule 5450(a)(2) (the “Listing Rule”) for failing to maintain a minimum of 400 Total Holders for continued listing, which is required by the Nasdaq Global Market. The Notice has no immediate effect on the listing or trading of the Company’s common stock on the Nasdaq Global Market. The Notice states that the Company has 45 calendar days from the date of the Notice, or until November 27, 2023, to submit a plan to regain compliance with the Listing Rule, and if accepted, Nasdaq may grant the Company up to 180 calendar days from the date of the Notice, or until April 8, 2024, to regain compliance. BurTech submitted a plan to Nasdaq to regain compliance with the Listing Rule on November 27, 2023. On April 16, 2024, the Company reported 522 total holders of stock, meeting the minimum 400 total holders requirement for The Nasdaq Global Market as per Listing Rule 5450(a)(2). The Company has received confirmation of compliance from Staff on April 26, 2024, closing the matter.

On December 11, 2023 (the “Second Special Meeting”), the Company entered into an amendment to the investment management trust agreement dated as of December 10, 2021, with Continental Stock Transfer & Trust Company (the “Second Trust Amendment”). Pursuant to the Second Trust Amendment, the Company has the right to extend the time to complete a business combination twelve (12) times, each such extension for an additional one (1) month period (each an “Extension”), until December 15, 2024, by depositing into the Trust Account the lesser of $0.03 per unredeemed share of Class A common stock or $150,000 (the “Extension Payment”) for each one-month Extension. The Company’s stockholders redeemed 2,285,040 shares during the Second Special Meeting. As a result, approximately $24.5 million (approximately $10.74 per share) was removed from the Company’s trust account to pay such shareholders. This amount was removed from the Trust Account on January 5, 2024 to pay such shareholders. On January 16, 2024, February 9, 2024, March 12, 2024 and April 10, 2024, the Sponsor deposited $130,370 on each date into the Trust account to extend the life of the Company from January 15, 2024 to May 15, 2024.

In addition, the Company has agreed that funds held in the Company’s trust account, including any interest thereon, will not be used to pay for any excise tax liabilities with respect to any future redemptions prior to or in connection with the Extension, an initial business combination or the liquidation of the Company. The Sponsor of the Company will pay the excise tax when it becomes due.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to any founder shares, placement shares and public shares held by them in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to any founder shares, placement shares and public shares held by them in connection with a stockholder vote to approve an amendment to the Company’s second amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or certain amendments to the Company’s charter prior thereto or to redeem 100% of the public shares if the Company does not complete the initial Business Combination within the Combination Period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any founder shares and placement shares held by them if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the prescribed time frame; and (iv) vote any founder shares held by them and any public shares purchased during or after the IPO (including in open market and privately-negotiated transactions) in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.15 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per public share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure you that the Sponsor would be able to satisfy those obligations.

Liquidity and Going Concern

As of December 31, 2023, the Company had $843,313 in its restricted cash account and $71,432,177 in investments held in trust. Restricted cash is held exclusively for payment of current tax liabilities. The investments held in trust are to be used for Business Combination or to repurchase or redeem its Public shares, which includes $24,539,002 restricted to pay its current redemption liability. As of December 31, 2023, $5,751,596 of the amount on deposit in the Trust Account represents interest income.

Our liquidity needs up to December 31, 2023 had been satisfied through a payment from our sponsor of $25,000 for the Founder Shares to cover certain offering costs, the loan under an unsecured promissory note from the Sponsor of $810,345 and the net proceeds from the consummation of the Initial Public Offering held outside of the trust account. As of December 31, 2023, the Company had $810,345 outstanding under a Convertible Promissory Note. As of December 31, 2023, no working capital loans were outstanding.

Until the consummation of a Business Combination, the Company will use the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination. The Company expects it will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and the Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

The Company is less than 7 months from its mandatory liquidation as of the time of filing this Annual Report on Form 10-K. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Codification Subtopic 205-40, “Presentation of Financial Statements – Going Concern,” Management has determined that the liquidity condition due to insufficient working capital, described above, and mandatory liquidation raises substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date the consolidated financial statements are issued.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

The Company’s results of operations and ability to complete an initial business combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond the Company’s control. The Company’s business could be impacted by, among other things, downturns in the financial markets or in economic conditions, increases in oil prices, inflation, increases in interest rates, supply chain disruptions, declines in consumer confidence and spending, the ongoing effects of the COVID-19 pandemic, including reassurance and the emergence of new variants, and geopolitical instability, such as the military conflict in the Ukraine. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and the Company’s ability to complete an initial business combination.

Restricted cash, due from sponsor and trust payable

In accordance with the Trust agreement, the Company is permitted to withdraw funds from the trust account to pay its tax obligations, including income and franchise taxes. During the year ended December 31, 2023, the Company withdrew $1,162,201 from the trust account for the purposes of settling its current tax liabilities. However, the Company identified that $318,888 was erroneously withdrawn from the trust account and used for operating expenses during the year, which is not a permitted use of the trust funds per the trust agreement. As a result, the Company recorded a receivable due from the sponsor and related payable to the trust for this amount. The receivable reflects the amount due to be reimbursed to the trust account from the sponsor for the funds used for operating expenses. The sponsor has committed to reimburse the Company for this amount, ensuring that the trust account will be made whole. As of December 31, 2023, the balance of this withdrawal is included in restricted cash in the amount of $843,313 on the accompanying balance sheet, which represents the amounts withheld from the trust account available exclusively for payment of current tax liabilities.